Consolidated Balance Sheets (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Allowance for doubtful accounts	$ 485,848	$ 0	$ 533,300
Accumulated depreciation, property and equipment	239,650	116,555	348,029
Amortization of intangible assets	236,431	202,521	$ 372,070
Amortization of right-of-use Asset	$ 45,086	$ 6,280
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, par value	$ 0	$ 0	$ 0
Common stock, shares authorized	1,500,000,000	1,500,000,000	1,500,000,000
Common stock, shares issued	5,544,590	2,680,937	27,132,807
Common stock, shares outstanding	5,544,590	2,680,937	27,132,807
Series A Preferred Stock [Member]
Preferred stock, shares authorized	20	20	20
Preferred stock, par value	$ 0	$ 0	$ 0
Preferred stock, shares issued	20	20	20
Preferred stock, shares outstanding	20	20	20
Series B Preferred Stock [Member]
Preferred stock, shares authorized	500,000	500,000	500,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series C Preferred Stock [Member]
Preferred stock, shares authorized	2,000		2,000
Preferred stock, par value	$ 0.001		$ 0.001
Preferred stock, shares issued	50		50
Preferred stock, shares outstanding	50		50
Series D Preferred Stock [Member]
Preferred stock, shares authorized	4,000		4,000
Preferred stock, par value	$ 0.001		$ 0.001
Preferred stock, shares issued	1,950		1,950
Preferred stock, shares outstanding	1,950		1,950